PRINCIPAL ACCOUNTING POLICIES - Allowance for doubtful accounts (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Allowance for doubtful accounts activity
Balance at beginning of year		¥ 129	¥ 59	¥ 38
Provision for doubtful accounts	$ 10	69	98	32
Write-offs		(42)	(28)	(11)
Balance at end of year		¥ 156	¥ 129	¥ 59